Share-based payments charge - Average fair value at grant date, by year of grant and plan, of the exercisable options (Details)	Dec. 31, 2017 USD ($)
2012 | Bottom of range | EMI Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	$ 0.63
2012 | Top of range | EMI Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	1.20
2013 | EMI Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	0.83
2013 | Bottom of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	0.79
2013 | Top of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	0.95
2014 | EMI Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	0.76
2014 | Bottom of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	0.23
2014 | Top of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	0.76
2015 | EMI Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	0.57
2015 | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	0.57
2016 | EMI Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	1.35
2016 | Bottom of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	0.93
2016 | Top of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	1.35
2017 | EMI Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	0.00
2017 | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	0.84
2017 | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value at grant date (pounds per share)	$ 1.33